Convertible Note (Details) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2025	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024	Aug. 31, 2025	Sep. 11, 2023
Sep 2023 Notes [Member]
Convertible Note [Line Items]
Additional borrowings							$ 3,000,000
Debt interest rate							6.00%
Debt instrument conversion price (in Dollars per share)							$ 2.42
DiamiR Biosciences Corp. [Member]
Convertible Note [Line Items]
Debt interest rate				4.00%
Debt instrument conversion price (in Dollars per share)		$ 1.8
Debt Instrument, Interest Rate, Basis for Effective Rate		4%
Discounts on note payable to founder		$ 12,694	$ 24,970	$ 34,692	$ 35,063
Borrowing effective rate		9.50%
Effective interest rate				10.00%
Debt discount		$ 60,732		$ 96,332	105,178
Borrowings amount		100,000
Percentage of voting stock after transactions	50.00%
Additional borrowings		$ 250,000	$ 200,000	$ 300,000	$ 200,000
DiamiR Biosciences Corp. [Member] | Convertible Notes Payable [Member]
Convertible Note [Line Items]
Effective interest rate						10.00%
DiamiR Biosciences Corp. [Member] | Third Party Investor [Member]
Convertible Note [Line Items]
Debt interest rate		10.00%
DiamiR Biosciences Corp. [Member] | Merger or Consolidation [Member]
Convertible Note [Line Items]
Voting power percentage	50.00%
DiamiR Biosciences Corp. [Member] | Convertible Notes Payable [Member]
Convertible Note [Line Items]
Effective interest rate		9.50%
DiamiR Biosciences Corp. [Member] | Founders [Member] | Convertible Notes Payable [Member]
Convertible Note [Line Items]
Additional borrowings		$ 150,000
DiamiR Biosciences Corp. [Member] | Founders [Member] | Convertible Notes Payable [Member]
Convertible Note [Line Items]
Effective interest rate				10.00%
Debt discount				$ 35,063
Additional borrowings				200,000
Debt instrument principal amount				$ 300,000